Schedule of Investments (unaudited) October 31, 2020	BlackRock Future Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 2.1%
Tesla Inc.(a)	219	$84,981
XPeng Inc., ADR(a)	2,197	42,578

		127,559

Capital Markets — 1.2%
Tradeweb Markets Inc., Class A	504	27,458
XP Inc., Class A(a)	1,226	49,138

		76,596

Diversified Consumer Services — 2.5%
Arco Platform Ltd., Class A(a)	1,108	37,761
Chegg Inc.(a)	1,014	74,468
TAL Education Group, ADR(a)	631	41,936

		154,165

Diversified Financial Services — 0.8%
Dragoneer Growth Opportunities Corp.(a)	1,962	22,955
Novus Capital Corp.(a)	2,543	28,240

		51,195

Diversified Telecommunication Services — 0.8%
Bandwidth Inc., Class A(a)	312	50,031

Electronic Equipment, Instruments & Components — 3.8%
Cognex Corp.	662	43,626
Dolby Laboratories Inc., Class A	485	36,414
II-VI Inc.(a)	1,439	65,431
Samsung SDI Co. Ltd.	230	89,592

		235,063

Entertainment — 6.8%
Bilibili Inc., ADR(a)	1,216	54,319
NCSoft Corp.	72	49,239
NetEase Inc., ADR	504	43,742
Roku Inc.(a)	337	68,209
Take-Two Interactive Software Inc.(a)	321	49,729
Tencent Music Entertainment Group, ADR(a)	3,218	47,884
Ubisoft Entertainment SA(a)	501	44,201
Zynga Inc., Class A(a)	7,340	65,987

		423,310

Health Care Technology — 2.4%
American Well Corp., Class A(a)	1,269	32,753
GoodRx Holdings Inc., Class A(a)	782	37,841
Livongo Health Inc.(a)(b)	543	75,895

		146,489

Interactive Media & Services — 4.7%
Kakao Corp.	298	86,666
Snap Inc., Class A, NVS(a)	2,352	92,645
Yandex NV, Class A(a)	801	46,114
ZoomInfo Technologies Inc., Class A(a)	1,682	63,899

		289,324

Internet & Direct Marketing Retail — 6.5%
Delivery Hero SE(a)(c)	641	73,756
Farfetch Ltd., Class A(a)	2,517	70,803
Meituan, Class B(a)	1,600	59,462
MercadoLibre Inc.(a)	71	86,198
Ocado Group PLC(a)	1,485	43,702
Shop Apotheke Europe NV(a)(c)	420	69,667

		403,588

IT Services — 17.4%
Adyen NV(a)(c)	32	53,956

Security	Shares	Value

IT Services (continued)
BASE Inc.(a)	700	$75,263
Endava PLC, ADR(a)	893	57,063
GDS Holdings Ltd., ADR(a)	747	62,778
GMO Payment Gateway Inc.	600	73,293
Kingsoft Cloud Holdings Ltd., ADR(a)	1,919	55,747
Locaweb Servicos de Internet SA(a)(c)	7,266	87,139
MongoDB Inc.(a)	259	59,174
Okta Inc.(a)	283	59,382
Pagseguro Digital Ltd., Class A(a)	1,745	63,884
Shift4 Payments Inc., Class A(a)	1,367	69,594
Shopify Inc., Class A(a)	37	34,241
Square Inc., Class A(a)	595	92,154
StoneCo Ltd., Class A(a)	1,349	70,876
Twilio Inc., Class A(a)	298	83,133
Tyro Payments Ltd.(a)	14,016	36,418
Wix.com Ltd.(a)	192	47,485

		1,081,580

Multiline Retail — 1.3%
Magazine Luiza SA	18,300	78,170

Professional Services — 0.7%
CoStar Group Inc.(a)	55	45,298

Semiconductors & Semiconductor Equipment — 21.7%
ACM Research Inc., Class A(a)	657	46,233
Alchip Technologies Ltd.	5,000	84,692
ASMedia Technology Inc.	1,000	50,169
BE Semiconductor Industries NV	1,046	42,267
Cree Inc.(a)	1,054	67,034
Enphase Energy Inc.(a)	945	92,695
Entegris Inc.	963	72,004
Inphi Corp.(a)	590	82,458
KLA Corp.	186	36,675
Lasertec Corp.	600	51,884
Lattice Semiconductor Corp.(a)	2,271	79,258
Marvell Technology Group Ltd.	1,647	61,779
MKS Instruments Inc.	435	47,150
Monolithic Power Systems Inc.	261	83,416
ON Semiconductor Corp.(a)	2,040	51,184
Power Integrations Inc.	650	39,136
Qorvo Inc.(a)	535	68,138
Silergy Corp.	1,000	61,531
SOITEC(a)	489	69,379
STMicroelectronics NV	2,409	73,380
Ultra Clean Holdings Inc.(a)	2,099	44,688
Will Semiconductor Ltd., Class A	1,300	38,443

		1,343,593

Software — 25.3%
Agora Inc., ADR(a)	516	19,866
Altium Ltd.	2,536	66,214
Atlassian Corp. PLC, Class A(a)	351	67,259
Avalara Inc.(a)	457	68,116
Cloudflare Inc., Class A(a)	878	45,630
Coupa Software Inc.(a)	199	53,272
Crowdstrike Holdings Inc., Class A(a)	487	60,310
Datto Holding Corp.(a)	2,407	68,599
Duck Creek Technologies Inc.(a)	543	23,550
Elastic NV(a)	550	55,775
Five9 Inc.(a)	534	81,018
Freee KK(a)	1,100	86,704

1

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Future Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Glodon Co. Ltd., Class A	5,071	$53,745
JFrog Ltd.(a)	275	19,918
Kingdee International Software Group Co. Ltd.	22,000	57,732
Lightspeed POS Inc.(a)	2,131	68,117
Ming Yuan Cloud Group Holdings Ltd.(a)	17,000	72,561
Rakus Co. Ltd.	3,800	75,135
RingCentral Inc., Class A(a)	253	65,360
SVMK Inc.(a)	2,009	42,048
Synopsys Inc.(a)	337	72,071
Trade Desk Inc. (The), Class A(a)	98	55,512
Unity Software Inc.(a)	687	65,183
Weimob Inc.(a)(c)	35,000	44,772
Xero Ltd.(a)	789	61,031
Zendesk Inc.(a)	529	58,687
Zscaler Inc.(a)	437	59,323

		1,567,508

Specialty Retail — 0.7%
Vroom Inc.(a)	1,137	46,731

Technology Hardware, Storage & Peripherals — 1.2%
Corsair Gaming Inc.(a)	2,982	71,687

Total Common Stocks — 99.9% (Cost: $6,038,286)		6,191,887

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	10,000	$10,000

Total Short-Term Investments — 0.2% (Cost: $10,000)		10,000

Total Investments in Securities — 100.1% (Cost: $6,048,286)		6,201,887

Other Assets, Less Liabilities — (0.1)%		(3,240)

Net Assets — 100.0%		$6,198,647

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/29/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$10,000	(b)	$—	$—	$—	$10,000	10,000	$18	$—

(a)	The Fund commenced operations on September 29, 2020.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,043,431	$72,561	$75,895	$6,191,887
Money Market Funds	10,000	—	—	10,000

	$6,053,431	$72,561	$75,895	$6,201,887

2

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Future Tech ETF

The following table includes a rollforward for the period ended October 31, 2020 of investments whose values are classified as Level 3 as of the beginning or end of the period.

Common Stocks
Balance at beginning of period(a)	$—
Realized gain (loss) and change in unrealized appreciation/depreciation	680
Purchases	75,215
Sales	—
Transfers in	—
Transfers out	—

Balance at end of period	$75,895

Net change in unrealized appreciation/depreciation on investments still held at end of period	$680

(a)	The Fund commenced operations on September 29, 2020.

The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SCHEDULES OF INVESTMENTS	3